Shareholders' equity and share-based payments - Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' equity and share-based payments
Actuarial gains and losses	$ 1,035	$ (212)	$ (192)
Change in fair value of investments in equity instruments	66	533	142
Tax effect	(411)	65	53
Currency translation adjustment generated by the parent company	(7,202)	7,541	(1,533)
Items not potentially reclassifiable to profit and loss	(6,512)	7,927	(1,530)
Currency translation adjustment	4,216	(4,645)	740
Unrealized gain/(loss) of the period	4,380	(4,607)	800
Less gain/(loss) included in net income	164	38	60
Cash flow hedge	278	(313)	(599)
Unrealized gain/(loss) of the period	109	(175)	(552)
Less gain/(loss) included in net income	(169)	138	47
Variation of foreign currency basis spread	2	28	1
unrealized gain/(loss) of the period	(47)	(22)	(57)
less gain/(loss) included in net income	(49)	(50)	(58)
Share of other comprehensive income of equity affiliates, net amount	706	(1,831)	408
Unrealized gain/(loss) of the period	626	(1,841)	421
Less gain/(loss) included in net income	(80)	(10)	13
Other	(1)	(8)	(3)
Tax effect	(135)	72	202
Sub-total items potentially reclassifiable to profit and loss	5,066	(6,697)	749
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	$ (1,446)	$ 1,230	$ (781)